Share-based compensation - Reconciliation of outstanding share options (Details) € in Thousands		12 Months Ended
	Jan. 20, 2021 Options	Jun. 30, 2025 EUR (€) Options	Jun. 30, 2025 $ / shares	Jun. 30, 2024 Options $ / shares	Jun. 30, 2023 EUR (€) Options
Weighted Average Exercise Price
Proceeds from exercise of option awards | €		€ 7,133			€ 1,077
Alignment Award
Options
Options outstanding at beginning of period | Options		6,063,090		6,197,415
Forfeited | Options		215,529		134,325
Granted | Options	6,478,761
Exercised | Options		1,194,084
Options outstanding at end of period | Options		4,653,477		6,063,090	6,197,415
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period			$ 8.57	$ 8.55
Forfeited (in dollars per share)			11.58	7.84
Exercised (in dollars per share)			5.79
Weighted average Exercise price of share options outstanding at end of period			9.09	$ 8.57
Average remaining contractual life		5 years 6 months 21 days
Long-Term Incentive Plan
Options
Options outstanding at beginning of period | Options		3,309,066
Forfeited | Options		12,997		296,235
Granted | Options		3,277,477		3,605,301
Exercised | Options		195,297
Options outstanding at end of period | Options		6,378,249		3,309,066
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period			4
Forfeited (in dollars per share)			4.53	$ 4
Granted (in dollars per share)			5.07	4
Exercised (in dollars per share)			4
Weighted average Exercise price of share options outstanding at end of period			4.55	$ 4
Average remaining contractual life		8 years 6 months 7 days
Minimum | Alignment Award
Weighted Average Exercise Price
Exercise prices for the share options outstanding			5.79
Minimum | Long-Term Incentive Plan
Weighted Average Exercise Price
Exercise prices for the share options outstanding			4
Maximum | Alignment Award
Weighted Average Exercise Price
Exercise prices for the share options outstanding			11.58
Maximum | Long-Term Incentive Plan
Weighted Average Exercise Price
Exercise prices for the share options outstanding			$ 5.07